Preferred stock (Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock) (Detail) - Eleventh series class XI preferred stock	12 Months Ended
Mar. 31, 2016
Conversion during the conversion period
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1, 2015 (a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90. [1]
Conversion on the day following the end of the conversion period
Class of Stock [Line Items]
Conversion date	Jul. 01, 2016
Conversion ratio	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.
Minimum | Conversion during the conversion period
Class of Stock [Line Items]
Conversion date	Jul. 01, 2008
Maximum | Conversion during the conversion period
Class of Stock [Line Items]
Conversion date	Jun. 30, 2016

[1]	Subject to adjustment, in the event of issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.